UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File Number 811-22888

Wildermuth Endowment Fund

(Exact name of Registrant as specified in charter)

818 A1A Hwy

Ponte Vedra Beach, Florida 32082

(Address of principal executive offices) (Zip code)

Daniel Wildermuth

Wildermuth Advisory, LLC

818 A1A Hwy

Ponte Vedra Beach, Florida 32082

(Name and address of agent for service)

Registrant's telephone number, including area code: (888) 889-8981

Date of fiscal year end: December 31

Date of reporting period: March 31, 2019

FORM N-Q

Item 1. Schedule of Investments.

Wildermuth Endowment Fund

Schedule of Investments

March 31, 2019 (Unaudited)

Shares, Principal Amount, or Units		Value
	Common Stocks – 16.3%
	Advertising – 0.1%
1,800	Stroeer SE & Co. KGaA	$105,502

	Airlines – 0.1%
35,701	Qantas Airways, Ltd.	143,534

	Auto Manufacturers – 0.1%
3,300	Suzuki Motor Corp.	146,031

	Auto Parts & Equipment – 0.1%
4,070	Tenneco, Inc.	90,191

	Banks – 1.1%
3,970	Bank of New York Mellon Corp.	200,207
6,430	Bank OZK	186,341
5,510	Cadence BanCorp	102,211
7,990	Citizens Financial Group, Inc.	259,675
1,892	JPMorgan Chase & Co.	191,527
11,185	KeyCorp	176,164
2,375	National Bank of Canada	107,213
3,650	Raiffeisen Bank International AG	82,008
4,600	Sumitomo Mitsui Trust Holdings, Inc.	165,240
4,187	Westpac Banking Corp.	77,090
		1,547,676
	Beverages – 0.2%
2,925	Molson Coors Brewing Co., Class B	174,476
700	Pernod Ricard SA	125,758
		300,234
	Biotechnology – 0.1%
515	Regeneron Pharmaceuticals, Inc.(a)	211,469

	Building Materials – 0.3%
6,140	Continental Building Products, Inc.(a)	152,210
8,200	CRH PLC, ADR	254,200
1,350	HeidelbergCement AG	97,256
		503,666
	Chemicals – 0.3%
740	Arkema SA	70,510
700	FMC Corp.	53,774
2,900	Kraton Corp.(a)	93,322
1,730	PPG Industries, Inc.	195,265
		412,871
	Commercial Services – 0.6%
3,580	AMN Healthcare Services, Inc.(a)	168,582
3,771	ASGN, Inc.(a)	239,421

Wildermuth Endowment Fund

Schedule of Investments - Continued

March 31, 2019 (Unaudited)

Shares, Principal Amount, or Units		Value
	COMMON STOCKS (continued)
	Commercial Services (Continued)
15,046	McMillan Shakespeare, Ltd.	$128,251
1,091	S&P Global, Inc.	229,710
600	Wirecard AG	75,253
		841,217
	Computers – 0.2%
2,330	Leidos Holdings, Inc.	149,330
5,160	NCR Corp.(a)	140,816
		290,146
	Cosmetics/Personal Care – 0.7%
9,240	Procter & Gamble Co.	961,422

	Distribution/Wholesale – 0.2%
16,407	Inchcape PLC	122,080
6,754	Triton International, Ltd./Bermuda	210,049
		332,129
	Diversified Financial Services – 0.5%
5,950	Ally Financial, Inc.	163,566
2,164	Evercore, Inc., Class A	196,924
3,086	LPL Financial Holdings, Inc.	214,940
32,000	Mitsubishi UFJ Lease & Finance Co., Ltd.	163,057
		738,487
	Electrical Components & Equipment – 0.1%
2,465	Belden, Inc.	132,371

	Electronics – 0.4%
3,860	nVent Electric PLC	104,143
2,875	SYNNEX Corp.	274,246
3,550	Trimble, Inc.(a)	143,420
		521,809
	Energy-Alternate Sources – 0.1%
12,000	TransAlta Renewables, Inc.	121,617

	Engineering & Construction – 0.2%
9,400	HomeServe PLC	125,554
1,150	Vinci SA	111,978
		237,532
	Entertainment – 0.1%
5,000	Aristocrat Leisure, Ltd.	87,051

	Environmental Control – 0.1%
2,630	Pentair PLC	117,061

	Food – 1.1%
35,000	Huon Aquaculture Group, Ltd.	117,843

Wildermuth Endowment Fund

Schedule of Investments - Continued

March 31, 2019 (Unaudited)

Shares, Principal Amount, or Units		Value
	COMMON STOCKS (continued)
	Food (Continued)
975	JM Smucker Co.	$113,588
16,300	Leroy Seafood Group ASA	118,413
4,030	Mondelez International, Inc., Class A	201,178
1,475	Post Holdings, Inc.(a)	161,365
7,920	Sysco Corp.	528,739
1,150	TreeHouse Foods, Inc.(a)	74,233
1,066	Tyson Foods, Inc., Class A	74,012
11,059	United Natural Foods, Inc.(a)	146,200
		1,535,571
	Gas – 0.1%
26,000	China Resources Gas Group, Ltd.	122,548

	Healthcare-Products – 0.2%
6,325	Boston Scientific Corp.(a)	242,753

	Healthcare-Services – 0.5%
6,219	Encompass Health Corp.	363,190
2,121	Fresenius SE & Co. KGaA	118,505
3,710	Medpace Holdings, Inc.(a)	218,779
		700,474
	Holding Companies-Diversified – 0.1%
7,200	Washington H Soul Pattinson & Co., Ltd.	134,559

	Home Builders – 0.2%
8,875	MDC Holdings, Inc.	257,907

	Home Furnishings – 0.1%
12,229	Panasonic Corp.	105,425

	Household Products/Wares – 0.1%
792	Henkel AG & Co. KGaA	80,925

	Investment Companies – 0.8%
8,300	Apollo Investment Corp.	125,662
7,450	Ares Capital Corp.	127,693
8,800	BlackRock TCP Capital Corp.	124,784
20,000	FS KKR Capital Corp.	121,000
9,200	New Mountain Finance Corp.	124,844
6,600	Newtek Business Services Corp.	129,624
18,000	PennantPark Investment Corp.	124,380
19,000	Prospect Capital Corp.	123,880
6,350	TPG Specialty Lending, Inc.	127,000
		1,128,867
	Iron/Steel – 0.0%
2,897	ArcelorMittal	59,041

Wildermuth Endowment Fund

Schedule of Investments - Continued

March 31, 2019 (Unaudited)

Shares, Principal Amount, or Units		Value
	COMMON STOCKS (continued)
	Leisure Time – 0.7%
8,000	Basic-Fit NV(a)	$269,481
3,541	Norwegian Cruise Line Holdings, Ltd.(a)	194,613
4,330	Planet Fitness, Inc., Class A(a)	297,558
2,214	Royal Caribbean Cruises, Ltd.	253,769
		1,015,421
	Machinery-Construction & Mining – 0.1%
5,300	ABB, Ltd.	99,571

	Machinery-Diversified – 0.6%
1,025	AGCO Corp.	71,289
1,150	Cummins, Inc.	181,550
394	Deere & Co.	62,977
9,300	Eagle Industry Co., Ltd.	101,583
1,550	KION Group AG	81,085
91	Wabtec Corp.	6,709
1,764	Zebra Technologies Corp., Class A(a)	369,611
		874,804
	Metal Fabricate/Hardware – 0.1%
10,235	Atkore International Group, Inc.(a)	220,360

	Mining – 0.3%
1,600	BHP Group, Ltd., ADR	87,472
3,500	Boliden AB	99,846
29,500	Endeavour Silver Corp.(a)	74,340
2,810	Teck Resources, Ltd.	65,136
39,053	Yamana Gold, Inc.	101,928
		428,722
	Miscellaneous Manufacturing – 0.1%
17,040	General Electric Co.	170,230

	Oil & Gas – 0.9%
7,550	Delek U.S. Holdings, Inc.	274,971
1,490	Ecopetrol SA, ADR	31,946
1,850	Mammoth Energy Services, Inc.	30,802
3,855	Neste Oyj	411,212
950	PBF Energy, Inc., Class A	29,583
1,500	PDC Energy, Inc.(a)	61,020
2,900	Phillips 66	275,993
5,862	Repsol SA	100,442
475	Royal Dutch Shell PLC, Class A, ADR	29,730
		1,245,699
	Pharmaceuticals – 1.1%
1,040	Bayer AG	67,263
7,826	Daiichi Sankyo Co., Ltd.	360,596
2,900	Dechra Pharmaceuticals PLC	101,957

Wildermuth Endowment Fund

Schedule of Investments - Continued

March 31, 2019 (Unaudited)

Shares, Principal Amount, or Units		Value
	COMMON STOCKS (continued)
	Pharmaceuticals (Continued)
1,290	Elanco Animal Health, Inc.(a)	$41,370
1,815	Eli Lilly & Co.	235,515
2,185	Johnson & Johnson	305,441
7,661	Mitsubishi Tanabe Pharma Corp.	102,368
1,629	Novartis AG, ADR	156,612
2,491	UCB SA	214,138
		1,585,260
	Pipelines – 0.2%
1,314	Buckeye Partners LP	44,702
2,000	CNX Midstream Partners LP	30,420
964	DCP Midstream LP	31,860
4,820	Enable Midstream Partners LP	69,022
1,220	Enterprise Products Partners LP	35,502
1,716	Genesis Energy LP	39,983
888	Phillips 66 Partners LP	46,487
1,933	Tallgrass Energy LP	48,596
		346,572
	Private Equity – 0.1%
9,300	Hercules Capital, Inc.	117,738

	Real Estate – 0.1%
2,000	Atenor	143,724
500	Daito Trust Construction Co., Ltd.	69,702
		213,426
	Retail – 0.6%
780	Domino's Pizza, Inc.	201,318
566	O'Reilly Automotive, Inc.(a)	219,778
3,680	Walgreens Boots Alliance, Inc.	232,833
7,520	Wendy's Co.	134,533
		788,462
	Savings & Loans – 0.1%
3,825	Axos Financial, Inc.(a)	110,772

	Semiconductors – 2.1%
2,230	Broadcom, Ltd.	670,583
4,971	Intel Corp.	266,943
3,323	KLA-Tencor Corp.	396,829
6,359	Micron Technology, Inc.(a)	262,817
17,000	NEPES Corp.	235,882
809	NXP Semiconductors NV	71,508
5,715	ON Semiconductor Corp.(a)	117,558
4,950	PSK, Inc.	71,518
3,727	Qorvo, Inc.(a)	267,338
7,110	SMART Global Holdings, Inc.(a)	136,512
2,421	Texas Instruments, Inc.	256,795

Wildermuth Endowment Fund

Schedule of Investments - Continued

March 31, 2019 (Unaudited)

Shares, Principal Amount, or Units		Value
	COMMON STOCKS (continued)
	Semiconductors (Continued)
10,400	Xperi Corp.	$243,360
		2,997,643
	Software – 0.2%
1,450	Amadeus IT Group SA	116,247
759	Check Point Software Technologies, Ltd.(a)	96,006
6,950	ICT Group NV	96,376
		308,629
	Telecommunications – 0.2%
7,000	Deutsche Telekom AG	116,287
3,900	GTT Communications, Inc.(a)	135,330
		251,617
	Transportation – 0.0%
26,426	Teekay Offshore Partners LP	31,711
	Total Common Stocks (Cost $22,347,083)	23,016,723

	Exchange Traded Funds – 9.2%
	Debt Funds – 1.7%
15,720	Invesco International Corporate Bond	411,392
7,165	iShares Emerging Markets High Yield Bond	335,250
1,618	iShares iBoxx High Yield Corporate Bond	139,908
2,278	iShares iBoxx $ Investment Grade Corporate Bond	271,219
3,347	iShares J.P. Morgan Emerging Markets Local Currency Bond	146,732
2,450	iShares TIPS Bond	277,022
8,680	iShares US & International High Yield Corporate Bond	424,105
5,210	SPDR Bloomberg Barclays International Corporate Bond	172,712
4,056	SPDR FTSE International Government Inflation-Protected Bond	219,349
		2,397,689
	Equity Funds – 7.5%
36,890	Emerging Markets Internet and Ecommerce(a)	1,214,419
31,380	Invesco Golden Dragon China	1,270,890
28,060	iShares MSCI Brazil	1,150,179
26,418	iShares MSCI Chile	1,140,729
31,515	iShares MSCI India	1,110,904
30,754	iShares MSCI Peru	1,208,325
35,456	iShares MSCI Taiwan	1,226,068
12,585	SPDR S&P China	1,262,276
49,612	VanEck Vectors Russia	1,022,007
		10,605,797
	Total Exchange Traded Funds (Cost $13,192,957)	13,003,486

Wildermuth Endowment Fund

Schedule of Investments - Continued

March 31, 2019 (Unaudited)

Shares, Principal Amount, or Units		Value
	Commodity & Natural Resource Investments – 5.4%
—	Casillas Petroleum Resource Partners, LLC(b)(c)(d)(e)(f)	$1,514,196
—	CM Funding, LLC(b)(c)(d)(e)(f)(g)	1,956,706
—	Kayne Anderson Energy Fund VII LP(b)(c)(f)	2,094,929
—	Thunder Investment Partners, LLC(b)(c)(d)(e)(g)(h)	2,080,000
	Total Commodity & Natural Resource Investments (Cost $6,654,112)	7,645,831

	Direct Real Estate – 5.4%
—	Brookwood SFL Investor Co-Investment Vehicle, LLC(b)(c)(g)	1,473,959
—	Polara Builder II, LLC(b)(c)(d)(e)(g)	4,810,821
—	RS17 Rexburg Preferred LLC(b)(c)(d)(e)(g)	1,307,300
	Total Direct Real Estate (Cost $6,806,949)	7,592,080

	Hedge Funds – 4.8%
—	Altegris Millennium Fund LP(b)(c)(f)	1,016,753
—	Condire Resource Partners LP(b)(c)(f)	1,797,259
—	EJF Trust Preferred Fund LP(b)(c)(f)	1,086,207
—	Rosebrook Opportunities Fund LP(b)(c)(f)(g)	1,999,006
—	Tides Capital Gamma LP(b)(c)(g)(h)	869,987
	Total Hedge Funds (Cost $6,557,515)	6,769,212

	High Yield Loans – 3.4%
$500,000	Atlanta Healthcare Property Consultants, LLC, 18.00%, 12/18/2019(b)(c)(d)(e)(i)	530,000
—	Direct Lending Income Fund LP(b)(c)(f)	1,950,544
1,250,000	DLP Lending Fund, LLC - Promissory Note, 9.00%, 3/29/2024(b)(c)(d)(e)(f)	1,250,000
974,481	Doctor's Hospice of Georgia, Inc., 18.00%, 12/18/2019(b)(c)(d)(e)(h)(i)	1,034,481
	Total High Yield Loans (Cost $4,377,949)	4,765,025

	Private Equity – 33.3%
—	Abbott Secondary Opportunities LP(b)(c)(f)	1,217,468
144	Atlas Fintech Holdings Corp.(b)(c)(d)(e)(h)	1,656,000
—	Auda Capital SCS SICAV SIF- Auda Asia Secondary Fund(b)(c)(h)	1,880,050
2,500	Clear Guide Medical, Inc. - Series A Preferred Stock(b)(c)(d)(e)(g)(h)	3,802,700
134,898	Clear Guide Medical, Inc. - Series A-2 Preferred Stock(b)(c)(d)(e)(g)(h)	724,389
362,879	Clear Guide Medical, Inc. - Series A-3 Preferred Stock(b)(c)(d)(e)(g)(h)	1,839,796
633,127	Clearsense, LLC - Class C Preferred Shares(b)(c)(d)(e)(g)(h)	2,790,000
—	Committed Advisors Secondary Fund III(b)(c)(f)	1,514,291
2,033,849	DSI Digital, LLC - Series A Convertible Preferred Units(b)(c)(d)(e)(g)(h)	3,000,000
—	EJF Sidecar Fund, Series LLC - Small Financial Equities Series(b)(c)(f)	1,155,828
10	GPB Automotive Portfolio LP(b)(c)(d)(e)(h)	457,314
—	Gravity Ranch Fund I LP(b)(c)(d)(e)(f)	490,942
—	Greenspring Opportunities V, LP(b)(c)(f)	330,200
—	Level ATI HoldCo, LLC - Class A(b)(c)(d)(e)(g)(h)	2,385,261

Wildermuth Endowment Fund

Schedule of Investments - Continued

March 31, 2019 (Unaudited)

Shares, Principal Amount, or Units		Value
	PRIVATE EQUITY (continued)
—	Madryn Health Partners LP(b)(c)(f)	$1,176,887
3,500,000	Metro Diner, LLC - Series B Units(b)(c)(d)(e)(h)	2,870,000
1,880,968	Metro Diner, LLC - Series II Common Units(b)(c)(d)(e)(h)	2,821,452
—	PineBridge Secondary Partners IV SLP(b)(c)(f)	862,980
—	Star Mountain Diversified Small Business Access Fund II LP(b)(c)(f)	1,098,844
5,208,791	Tout, Inc. - New Preferred Shares(b)(c)(d)(e)(g)(h)	7,900,001
635,838	Waratek Ltd. - Series B-1 Shares(b)(c)(d)(e)(g)(h)	2,912,889
756,826	Waratek Ltd. - Series B-2 Shares(b)(c)(d)(e)(g)(h)	3,730,593
—	WG Pitts Caribbean, LLC(b)(c)(d)(e)(g)(h)	426,036
	Total Private Equity (Cost $38,962,306)	47,043,921

	Private Equity Debt – 4.2%
$1,333,333	Schweizer RSG, LLC - Promissory Note, 12.09%, 1/22/2021(b)(c)(d)(e)	1,333,333
1,200,000	Tout, Inc. - Promissory Note, 12.00%, 3/25/2020(b)(c)(d)(e)(h)	2,945,763
150,000	Waratek Ltd. - Promissory Note, 12.00%, 3/25/2021(b)(c)(d)(e)(h)	150,000
2,000,000	WG Pitts Caribbean, LLC - Promissory Note, 10.00%, 10/12/2020(b)(c)(d)(e)(h)	1,573,960
	Total Private Equity Debt (Cost $4,230,627)	6,003,056

	Private Real Estate Investments – 8.5%
95,075	ARCTRUST, Inc.(b)(c)(d)(e)	1,361,478
1,322,164	Carlyle Europe Realty Fund, S.C.Sp.(b)(c)(f)	1,277,766
101,470	Cottonwood Residential, Inc.(b)(c)(d)(e)(f)	10,147
—	Cygnus Property Fund V, LLC(b)(c)(f)(g)	1,961,728
—	DLP Lending Fund, LLC(b)(c)(f)	1,250,000
—	Harbert Seniors Housing Fund I LP(b)(c)(f)	1,598,498
—	PCG Select Series I LLC - Series A Preferred Stock(b)(c)(f)	747,384
650	PRISA III Fund LP(b)(c)(f)	1,172,997
—	RRA Credit Opportunity Fund LP(b)(c)(f)(g)	900,724
56	Shopoff Land Fund III LP(b)(c)(f)	37,357
—	Stonehill Strategic Hotel Credit Opportunity Fund II LP(b)(c)(f)	1,009,750
—	Walton Street Real Estate Fund VIII LP(b)(c)(f)	658,293
	Total Private Real Estate Investments (Cost $11,238,870)	11,986,122

	Public Real Estate Investments – 0.4%
	Public Non-Traded Real Estate Investment Trusts – 0.4%
136,771	Highlands REIT, Inc.(b)(c)	47,870
153,283	Inventrust Properties Corp.(b)(c)	481,308
3,330	Phillips Edison Grocery Center(b)(c)(d)(e)	36,795
		565,973
	Total Public Real Estate Investments (Cost $410,925)	565,973

Wildermuth Endowment Fund

Schedule of Investments - Continued

March 31, 2019 (Unaudited)

Shares, Principal Amount, or Units		Value
	Real Estate Loans – 5.4%
$2,000,000	Airport Center Development Partners, LLC, 10.50%, 4/5/2020(b)(c)(d)(e)	$2,000,000
400,000	Dog Wood Park of Northeast Florida, LLC, 9.50%, 6/21/2019(b)(c)(d)(e)(i)	400,000
1,741,602	GT Operating Company, Inc., 10.50%, 6/4/2019(b)(c)(d)(e)	1,741,602
400,000	Hauiki Hui, LLC, 9.50%, 1/1/2020(b)(c)(d)(e)	400,000
683,002	Park City (PCG), 10.50%, 6/12/2019(b)(c)(d)(e)	683,002
500,000	Saratoga Springs Partners, LLC, 9.50%, 1/1/2020(b)(c)(d)(e)	500,000
2,000,000	Westgate at Powers, LLC, 10.50%, 6/21/2019(b)(c)(d)(e)	2,000,000
	Total Real Estate Loans (Cost $7,390,650)	7,724,604

	Warrants – 0.5%
100	Atlas Fintech Holdings Corp., Exercise Price $13,000, Expiration Date 12/20/2021(a)(b)(c)(d)(e)(h)	253,805
44	Atlas Fintech Holdings Corp., Exercise Price $14,950, Expiration Date 8/9/2022(a)(b)(c)(d)(e)(h)	85,751
1,442	Schweizer RSG, LLC, Exercise Price $112.50, Expiration Date 1/22/2028(a)(b)(c)(d)(e)(g)	15,270
172,792	Waratek, Ltd. - Series B-1 Shares, Exercise Price 0.01 Euro, Expiration Date 01/22/2028(b)(c)(d)(e)(g)(h)	376,395
	Total Warrants (Cost $0)	731,221

	Short-Term Investments – 2.3%
3,284,012	Fidelity Institutional Government Portfolio - Institutional Class, 2.30%(j)	3,284,012
	Total Short-Term Investments (Cost $3,284,012)	3,284,012

	Total Investments – 99.1% (Cost $125,453,955)	140,131,266
	Other assets less liabilities – 0.9%	1,275,534
	Total Net Assets –100.0%	$141,406,800

ADR – American Depositary Receipt

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

REIT – Real Estate Investment Trust

SLP – Special Limited Partnership

US – United States

(a)	Non-income Producing
(b)	Restricted Security. As of March 31, 2019 these securities amounted to $100,827,045 representing 71.30% of total net assets. Please refer to the Notes to the Schedule of Investments, subsection Investments in Restricted Securities.
(c)	Illiquid Security. As of March 31, 2019 these securities amounted to $100,827,045 representing 71.30% of total net assets.

Wildermuth Endowment Fund

Schedule of Investments - Continued

March 31, 2019 (Unaudited)

(d)	Level 3 security in accordance with fair value hierarchy.
(e)	Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. As of March 31, 2019 these securities amounted to $68,158,178 representing 48.20% of total net assets.
(f)	Private Fund. As of March 31, 2019 these securities amounted to $33,137,684 representing 23.43% of total net assets.
(g)	Denotes an investment in an affiliated entity. Please refer to the Notes to the Schedule of Investments, subsection Investments in Affiliated Issuers.
(h)	Private Investment Company. As of March 31, 2019 these securities amounted to $48,566,623 representing 34.35% of total net assets.
(i)	Security is in default
(j)	Represents the current rate as of March 31, 2019.

See accompanying Notes to Schedule of Investments.

Wildermuth Endowment Fund

Notes to Schedule of Investments
March 31, 2019 (Unaudited)

Organization - Wildermuth Endowment Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company that is operated as an interval fund. The Fund was organized as a Delaware statutory trust on August 28, 2013, and did not have any operations from that date until December 31, 2014, other than those relating to organizational matters and registration of its shares under applicable securities law. The Fund commenced operations on January 2, 2015. The Fund’s investment objective is to seek total return through a combination of long-term capital appreciation and income generation. The Fund will pursue its objective by investing in assets that Wildermuth Advisory, LLC (the “Adviser”) believes provide favorable long-term capital appreciation and risk-adjusted return potential, as well as in income-producing assets that the Adviser believes will provide consistent income generation and liquidity.

The Fund is engaged in a continuous offering, up to a maximum of 25 million shares of beneficial interest, and operates as an interval fund that offers to make quarterly repurchases of shares at the Fund’s net asset value (“NAV”). The Fund currently offers three different classes of shares: Class A, Class C, and Class I shares.

Investment Valuation – For purposes of determining the NAV of the Fund, and as applicable, readily marketable portfolio securities listed on the NYSE are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Fair Value Committee shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on NASDAQ are valued at the closing price, or, in the case of securities not reported by NASDAQ, a comparable source, as the Fair Value Committee deems appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain debt securities may be valued on the basis of prices provided by a pricing service based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

The “last reported” trade price or sale price or “closing” bid price of a security on any trading day shall be deemed to be: (a) with respect to securities traded primarily on the NYSE, the American Stock Exchange or NASDAQ, the last reported trade price or sale price, as the case may be, as of 4:00 p.m., Eastern Time, on that day, and (b) for securities listed, traded or quoted on any other exchange, market, system or service, the market price as of the end of the “regular hours” trading period that is generally accepted as such by such exchange, market, system or service. If, in the future, the benchmark times generally accepted in the securities industry for determining the market price of a stock as of a given trading day shall change from those set forth above, the fair market value of a security shall be determined as of such other generally accepted benchmark times.

Non-U.S. dollar denominated securities, if any, are valued as of the close of the NYSE at the closing price of such securities in their principal trading market, but may be valued at fair value if subsequent events occurring before the computation of NAV have materially affected the value of the securities. Trading may take place in foreign issues held by the Fund, if any, at times when the Fund is not open for business. As a result, the Fund’s NAV may change at times when it is not possible to purchase or sell shares of the Fund.

If market quotations are not readily available, securities are valued at fair values as determined in good faith by the Board of Trustees (the “Board”). The Board has delegated the day-to-day responsibility for determining these fair values, in accordance with the policies it has approved, to the Fair Value Committee, subject to Valuation Committee and ultimately Board oversight. The Fair Value Committee will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable to that period, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Valuation Committee and the Board will review any securities valued by the Fair Value Committee in accordance with the Fund’s valuation policies during these periodic reports.

Investments in private equity and private equity debt instruments initially will be valued at cost (purchase price plus all related acquisition costs and expenses, such as legal fees and closing costs) and thereafter will be revalued quarterly at fair value based on payment history, market conditions, collateral of underlying debt and credit quality of borrower.

As a general matter, the fair value of the Fund’s interest in Investment Funds that are Commodity and Natural Resource Investments, Direct Real Estate Funds, Hedge Funds, High Yield Loans, Private Equity Funds, Private Equity Debt, Private Real Estate Funds, Non-Traded REITs and Real Estate Loans (“Non-Traded Funds”), will represent the amount that the Fund could reasonably expect to receive from the Non-Traded Fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. Investments in Non-Traded Funds are recorded at fair value, using the Non-Traded Fund’s net asset value as a practical expedient. Based on guidance provided by FASB, investments for which fair value is measured using the net asset value practical expedient are not required to be categorized in the fair value hierarchy. In the event a Non-Traded Fund does not report a value to the Fund on a timely basis, the Fair Value Committee, acting under the Valuation Committee and ultimately the Board’s supervision and pursuant to policies implemented by the Board, will determine the fair value of the Fund’s investment based on the most recent value reported by the Non-Traded Fund, as well as any other relevant information available at the time the Fund values its investments. Following procedures adopted by the Board, in the absence of specific transaction activity in a particular investment fund, the Fair Value Committee will consider whether it is appropriate, in light of all relevant circumstances, to value the Fund’s investment at the NAV reported by the Non-Traded Fund at the time of valuation or to adjust the value to reflect a fair value.

Securities for which market quotations are not readily available (including restricted securities and private placements, if any) are valued at their fair value as determined in good faith under consistently applied procedures approved by the Board. Methodologies and factors used to fair value securities may include, but are not limited to, the analysis of current debt to cash flow, information of any recent sales, the analysis of the company’s financial statements, quotations or evaluated prices from broker-dealers, information obtained from the issuer or analysts and the nature of the existing market for securities with characteristics similar to such obligations. Valuations may be derived following a review of pertinent data (EBITDA, Revenue, etc.) from company financial statements, relevant market valuation multiples for comparable companies in comparable industries, recent transactions, and management assumptions. The Fund may use fair value pricing for foreign securities if a material event occurs that may affect the price of a security after the close of the foreign market or exchange (or on days the foreign market is closed) but before the Fund prices its portfolio, generally at 4:00 p.m. Eastern Time. Fair value pricing may also be used for securities acquired as a result of corporate restructurings or reorganizations, as reliable market quotations for such issues may not be readily available. For securities valued in good faith, the value of an investment used to determine the Fund’s net asset value may differ from published or quoted prices for the same investment. The valuations for these good faith securities are monitored and reviewed in accordance with the methodologies described above by the Fund’s Fair Valuation Committee on an ongoing basis as information becomes available but are evaluated at least quarterly. The good faith security valuations and fair value methodologies are reviewed and approved by the Fund’s Board on a quarterly basis. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time which the Fund determines its net asset value per share.

Generally accepted accounting principles in the United States of America (“GAAP”) defines fair value, establishes a three-tier framework for measuring fair value based on a hierarchy of inputs, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc. and quoted prices for identical or similar assets in markets that are not active.) Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s assets and liabilities as of March 31, 2019:

			Fair Value Measurements at the End of the Reporting Period Using

				Level 2	Level 3
	Practical		Level 1	Other Significant	Significant
Investment in Securities	Expedient**		Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Security Type
Common Stock*	$-		$23,016,723	$-	$-	$23,016,723
Exchange Traded Funds*	-		13,003,486	-	-	13,003,486
Commodity & Natural Resource Investments	2,094,929	(1)(8)(9)	-	-	5,550,902	7,645,831
Direct Real Estate	1,473,959	(2)(8)(9)	-	-	6,118,121	7,592,080
Hedge Funds	6,769,212	(3)(8)(9)	-	-	-	6,769,212
High Yield Loans	1,950,544	(4)(8)(9)	-	-	2,814,481	4,765,025
Private Equity	9,236,548	(5)(8)(10)	-	-	37,807,373	47,043,921
Private Equity Debt	-		-	-	6,003,056	6,003,056
Private Real Estate Investments	10,614,497	(6)(8)(11)	-	-	1,371,625	11,986,122
Public Real Estate Investments	529,178	(7)(8)(9)	-	-	36,795	565,973
Real Estate Loans	-		-	-	7,724,604	7,724,604
Warrants	-		-	-	731,221	731,221
Short-Term Investments	-		3,284,012	-	-	3,284,012
Total	$32,668,867		$39,304,221	$-	$68,158,178	$140,131,266

*	All sub-categories within the security type represent their respective evaluation status. For a detailed breakout by industry, please refer to the Schedule of Investments.
**	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

(1) Security	Withdrawals Permitted	Redemption Notice Period	Investment Objective	Investment Strategy	Lock Up Period
Kayne Anderson Energy Fund VII LP	Not Applicable	Not Applicable	Capital Gains	Purchase oil and gas companies; extraction and production companies.	N/A

(2) Security	Withdrawals Permitted	Redemption Notice Period	Investment Objective	Investment Strategy	Lock Up Period
Brookwood SFL Investor Co-Investment Vehicle, LLC	Not Applicable	Not Applicable	Capital Gains and Current Income	Real Estate	N/A

(3) Security	Withdrawals Permitted	Redemption Notice Period	Investment Objective	Investment Strategy	Lock Up Period
Altegris Millennium Fund LP	Quarterly	Not Applicable	Capital Gains and Income	Multistrategy Hedge Fund	N/A
Condire Resource Partners LP	Quarterly	45 days	Capital Gains	Long/short mining and energy	12 months
EJF Trust Preferred Fund LP	Not Applicable	Not Applicable	Capital Gains and Income	Event driven with focus on financials	3 years
Rosebrook Opportunities Fund LP	Quarterly	Not Applicable	Capital Appreciation	Buying distressed hedge fund assets	N/A
Tides Capital Gamma LP	Not Applicable	Not Applicable	Capital Appreciation	Highly concentrated in public equity positions - Small Cap	N/A

(4) Security	Withdrawals Permitted	Redemption Notice Period	Investment Objective	Investment Strategy	Lock Up Period
Direct Lending Income Fund LP	Quarterly	35 days	Current Income	Buying existing small business loans	N/A

(5) Security	Withdrawals Permitted	Redemption Notice Period	Investment Objective	Investment Strategy	Lock Up Period
Abbot Secondary Opportunities LP	Not Applicable	Not Applicable	Capital Gains	Purchase private equity funds on secondary market	N/A
Auda Capital SCS SICAV SIF - Auda Asia Secondary Fund	Not Applicable	Not Applicable	Capital Gains and Dividends	Luxembourg Limited Partnership by interest qualifying as an investment fund with variable capital - specialized investment fund	N/A
Committed Advisors Secondary Fund III	Not Applicable	Not Applicable	Capital Gains	Private equity fund with a global focus	N/A

EJF Sidecar Fund, Series LLC - Small Financial Equities Series	Not Applicable	Not Applicable	Capital Gains and Dividends	Invests in equity of small depository institutions, including without limitation financial institutions that are impacted directly or indirectly by: (1) bank and thrift recapitalizations and/or restructurings; (2) merger and acquisition activity; and (3) government financial reform related policies.	N/A
Greenspring Opportunities V, LP	Not Applicable	Not Applicable	Capital Gains	Direct investments in growth stage companies	N/A
Madryn Health Partners LP	Not Applicable	Not Applicable	Capital Gains	Invests in commercial-stage healthcare companies	N/A
Pinebridge Secondary Partners IV SLP	Not Applicable	Not Applicable	Capital Appreciation	Private equity fund of funds	N/A
Star Mountain Diversified Small Business Access Fund II LP	Not Applicable	Not Applicable	Capital Appreciation	Structured Credit	N/A

(6) Security	Withdrawals Permitted	Redemption Notice Period	Investment Objective	Investment Strategy	Lock Up Period
Carlyle Europe Realty Fund, S.C.Sp	Not Applicable	Not Applicable	Capital Appreciation and Income	Primary focus is on large, more liquid Western European markets. Seek to invest at the intersection of hard asset and private equity.	N/A
Cygnus Property Fund V, LLC	Not Applicable	Not Applicable	Capital Appreciation and Current Income	Distressed debt/special situation and opportunistic real estate investments.	N/A
DLP Lending Fund LLC	Not Applicable	15 days	Current Income	Fix and Flip Low LTV Loans	N/A
Harbert Seniors Housing Fund I LP	Quarterly	Not Applicable	Capital Appreciation and Income	Real estate	N/A
PCG Select Series I LLC - Series A Preferred Stock	Not Applicable	Not Applicable	Income	Real estate loans	N/A
PRISA III Fund LP	Quarterly	15 days	Capital Appreciation and Income	Diversified value-add real estate portfolio that targets above average real estate returns.	N/A
RRA Credit Opportunity Fund LP	Not Applicable	Not Applicable	Current Income	Real estate backed lending	N/A
Shopoff Land Fund III LP	Not Applicable	Not Applicable	Capital Gains	Value added Real Estate	N/A
Stonehill Strategic Hotel Credit Opportunity Fund II LP	Not Applicable	Not Applicable	Current Income	Value added lending to hospitality assets	N/A
Walton Street Real Estate Fund VIII LP	Not Applicable	Not Applicable	Capital Gains	Value added Real Estate	N/A

(7) Security	Withdrawals Permitted	Redemption Notice Period	Investment Objective	Investment Strategy	Lock Up Period
Highlands REIT, Inc.	Not Applicable	Not Applicable	Capital Gains and Current Income	Real Estate Investment Trust	N/A
Inventrust Properties Corp.	Not Applicable	Not Applicable	Capital Gains and Current Income	Real Estate Investment Trust	N/A

(8)	Redemption frequency and redemption notice period reflect general redemption terms, and exclude liquidity restrictions. Different tranches may have different liquidity terms and may be subject to investor level gates.

(9)	These investments are domiciled in the United States.

(10)	These investments are domiciled in the United States with the exception of Auda Capital SCS SICAV SIF - Auda Asia Secondary Fund which is domiciled in Luxembourg and Committed Advisors Secondary Fund III which is domiciled in France.

(11)	These investments are domiciled in the United States with the exception of Carlyle Europe Realty Fund S.C.Sp which is domiciled in Luxembourg.

For the period ended March 31, 2019, there were no transfers into or out of Level 1, Level 2, and Level 3. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

The following is a roll forward of the activity in investments in which significant unobservable inputs (Level 3) were used in determining fair value on a recurring basis:

	Beginning balance January 1, 2019	Transfers into Level 3 during the period	Transfers out of Level 3 during the period	Purchases or Conversions	Sales or Conversions	Net realized gain (loss)	Return of Capital	Change in net unrealized appreciation (depreciation)	Ending balance March 31, 2019
Commodity & Natural Resource Investments	$5,644,811	$-	$-	$-	$-	$-	$(93,294)	$(615)	$5,550,902
Direct Real Estate	3,779,320	-	-	2,338,831	-	-	(35,821)	35,791	6,118,121
High Yield Loans	1,564,481	-	-	1,250,000	-	-	-	-	2,814,481
Private Equity	33,967,444	-	-	3,625,394	-	-	-	214,535	37,807,373
Private Equity Debt	4,073,118	-	-	1,350,000	(780,000)	30,000	(133,334)	1,463,272	6,003,056
Private Real Estate Investments	3,287,260	-	-	-	(1,897,489)	312,344	-	(330,490)	1,371,625
Public Real Estate Investments	173,991	-	-	-	(135,263)	12,547	(2,588)	(11,892)	36,795
Real Estate Loans	7,724,604	-	-	-	-	-	-	-	7,724,604
Warrants	736,973	-	-	-	-	-	-	(5,752)	731,221
	$60,952,002	$-	$-	$8,564,225	$(2,812,752)	$354,891	$(265,037)	$1,364,849	$68,158,178

The following is a summary of quantitative information about significant unobservable valuation inputs determined by management for Level 3 Fair Measurements for investments held as of March 31, 2019:

Type of Level 3 Investment	Fair Value as of March 31, 2019	Valuation Technique	Unobservable Inputs	Range	Weighted Average
Commodity & Natural Resource Investments	$1,514,196	Discounted Cash Flow	NYMEX future strip for WTI crude oil	$46.09/bbl - $51.25/bbl	$49.63
			NYMEX future strip for Henry Hub gas	$1.10/MMBTU - $2.89/MMBTU	$1.38
			Discount Rate	10%-25%	11.8%
Direct Real Estate	$1,307,300	Income Approach	Discount Rate	20%	20%

Type of Level 3 Investment	Fair Value as of March 31, 2019	Valuation Technique	Unobservable Inputs	Range	Weighted Average
Private Equity
Private Equity	$33,890,395	Income Approach	Growth Rate	4% - 324%	153.50%
Private Equity Debt	$4,429,096		Discount Rate	20%-25%	23.01%
Warrants	$731,221		Terminal Multiple	2.5x-6.5x	4.1x
		Guideline transaction comparison	Projected EBITDA mulitple	10x-12x	11x
			LTM Revenue multiple	3.1x	3.1x
			Discount Rate	20%	20%
			Control Discount	13%	13%
		Guideline company comparison	Projected revenue mulitple	1.04x-3x	2.2x
			Projected EBITDA mulitple	9x-10x	9.5x
			Discount Rate	20%	20%
		Option pricing method	Time to Liquidity	1-3	1.88
			Volatility	46%-75.3%	65.69%
			Risk Free Rate	2.45%-2.98%	2.79%
		Market Yield Approach	Time to Liquidity	2	2
			LIBOR Swap Rate	2.96%	2.96%
			Credit Spread	7.75%	7.75%

The following is a summary of quantitative information about significant unobservable valuation inputs not determined by management for Level 3 Fair Measurements for investments held as of March 31, 2019:

Type of Level 3 Investment	Fair Value as of March 31, 2019	Valuation Technique
Commodity & Natural Resource Investments	$4,036,706	Recent Transaction Value
Direct Real Estate	$4,810,821	Recent Transaction Value
High Yield Loans	$2,814,481	Face Value
Private Equity	$3,916,978	Recent Transaction Value
Private Equity Debt	$1,573,960	Recent Transaction Value
Private Real Estate Investments	$1,371,625	Recent Transaction Value
Public Real Estate Investments	$36,795	Share Price
Real Estate Loans	$7,724,604	Face Value

Investments in Restricted Securities - Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

Additional information on each restricted security held by the Fund on March 31, 2019 is as follows:

	Initial	Shares, Principal		Fair	% of Net
Security	Acquisition Date	Amount or Units	Cost	Value	Assets
Abbott Secondary Opportunities LP	April 13, 2017	-	1,079,530	$1,217,468	0.86%
Airport Center Development Partners, LLC, 10.50%, 4/5/2020	September 28, 2018	2,000,000	1,940,000	2,000,000	1.41%
Altegris Milennium Fund LP	December 20, 2018	-	1,000,000	1,016,753	0.72%
ARCTRUST, Inc.	June 30, 2016	95,075	1,064,615	1,361,478	0.96%
Atlanta Healthcare Property Consultants, LLC, 18.00%, 12/18/2019	May 19, 2017	500,000	506,926	530,000	0.37%
Atlas Fintech Holdings Corp.	December 20, 2016	144	1,506,000	1,656,000	1.17%
Atlas Fintech Holdings Corp., Exercise Price $13,000, Expiration Date 12/20/2021	December 20, 2016	100	-	253,805	0.18%
Atlas Fintech Holdings Corp., Exercise Price $14,950, Expiration Date 8/9/2022	December 20, 2016	44	-	85,751	0.06%
Auda Capital SCS SICAV SIF- Auda Asia Secondary Fund	April 2, 2018	-	1,848,684	1,880,050	1.33%
Brookwood SFL Investor Co-Investment Vehicle, LLC	November 3, 2017	-	1,095,725	1,473,959	1.04%
Carlyle Europe Realty Fund, S.C.Sp.	December 19, 2018	1,322,164	1,506,808	1,277,766	0.90%
Casillas Petroleum Resource Partners, LLC	October 11, 2016	-	952,711	1,514,196	1.07%
Clear Guide Medical, Inc. - Series A Preferred Stock	April 19, 2016	2,500	2,250,000	3,802,700	2.69%
Clear Guide Medical, Inc. - Series A-2 Preferred Stock	March 6, 2018	134,898	500,000	724,389	0.51%
Clear Guide Medical, Inc. - Series A-3 Preferred Stock	July 16, 2018	362,879	1,335,394	1,839,796	1.30%
Clearsense, LLC - Class C Preferred Shares	February 20, 2019	633,127	2,790,000	2,790,000	1.97%
CM Funding, LLC	December 14, 2018	-	1,956,706	1,956,706	1.38%
Committed Advisors Secondary Fund III	March 30, 2017	-	1,189,867	1,514,291	1.07%
Condire Resource Partners LP	May 30, 2017	-	1,845,000	1,797,259	1.27%
Cottonwood Residential, Inc.	February 17, 2015	101,470	-	10,147	0.01%
Cygnus Property Fund V, LLC	October 30, 2018	-	2,000,000	1,961,728	1.39%
Direct Lending Income Fund LP	April 29, 2016	-	1,625,000	1,950,544	1.38%
DLP Lending Fund, LLC	March 28, 2019	-	1,250,000	1,250,000	0.88%
DLP Lending Fund, LLC - Promissory Note, 9.00%, 3/29/2024	March 28, 2019	1,250,000	1,250,000	1,250,000	0.88%
Doctor's Hospice of Georgia, Inc., 18.00%, 12/18/2019	June 13, 2017	974,481	996,023	1,034,481	0.73%
Dog Wood Park of Northeast Florida, LLC, 9.50%, 6/21/2019	March 21, 2017	400,000	382,000	400,000	0.28%
DSI Digital, LLC - Series A Convertible Preferred Units	November 29, 2017	2,033,849	3,000,000	3,000,000	2.12%
EJF Sidecar Fund, Series LLC - Small Financial Equities Series	October 25, 2017	-	1,171,870	1,155,828	0.82%
EJF Trust Preferred Fund LP	August 23, 2017	-	881,705	1,086,207	0.77%
GPB Automotive Portfolio LP	March 13, 2015	10	500,000	457,314	0.32%
Gravity Ranch Fund I LP	June 13, 2017	-	500,000	490,942	0.35%
Greenspring Opportunities V, LP	January 18, 2018	-	312,000	330,200	0.23%
GT Operating Company, Inc., 10.50%, 6/4/2019	July 3, 2018	1,741,602	1,663,230	1,741,602	1.23%
Harbert Seniors Housing Fund I LP	February 24, 2017	-	1,344,593	1,598,498	1.13%
Hauiki Hui, LLC, 9.50%, 1/1/2020	January 4, 2017	400,000	382,000	400,000	0.28%
Highlands REIT, Inc.	April 28, 2016	136,771	34,827	47,870	0.03%
Inventrust Properties Corp.	March 2, 2015	153,283	350,507	481,308	0.34%
Kayne Anderson Energy Fund VII LP	September 12, 2016	-	1,664,695	2,094,929	1.48%
Level ATI HoldCo, LLC - Class A	September 10, 2018	-	1,690,000	2,385,261	1.69%
Madryn Health Partners LP	September 28, 2018	-	1,022,934	1,176,887	0.83%
Metro Diner, LLC - Series B Units	November 16, 2017	3,500,000	3,500,000	2,870,000	2.03%
Metro Diner, LLC - Series II Common Units	November 16, 2017	1,880,968	-	2,821,452	2.00%
Park City (PCG), 10.50%, 6/12/2019	March 16, 2018	683,002	655,682	683,002	0.48%
PCG Select Series I LLC - Series A Preferred Stock	June 23, 2016	-	744,139	747,384	0.53%
Phillips Edison Grocery Center	February 3, 2016	3,330	25,590	36,795	0.03%
PineBridge Secondary Partners IV SLP	September 19, 2017	-	789,806	862,980	0.61%
Polara Builder II, LLC	June 15, 2018	-	4,741,225	4,810,821	3.40%
PRISA III Fund LP	September 26, 2017	528	1,085,192	1,172,997	0.83%
Rosebrook Opportunities Fund LP	February 2, 2017	-	1,830,810	1,999,006	1.41%
RRA Credit Opportunity Fund LP	December 12, 2017	-	870,261	900,724	0.64%
RS17 Rexburg Preferred LLC	September 21, 2017	-	970,000	1,307,300	0.93%
Saratoga Springs Partners, LLC, 9.50%, 1/1/2020	May 5, 2017	500,000	477,738	500,000	0.36%
Schweizer - RSG, LLC - Promissory Note, 12.09%, 1/22/2021	February 6, 2018	1,466,667	1,306,667	1,333,333	0.94%
Schweizer RSG, LLC, Exercise Price $112.50, Expiration Date 1/22/2028	February 6, 2018	1,442	-	15,270	0.01%
Shopoff Land Fund III LP	April 28, 2015	56	44,206	37,357	0.03%
Star Mountain Diversified Small Business Access Fund II LP	June 2, 2017	-	997,358	1,098,844	0.78%
Stonehill Strategic Hotel Credit Opportunity Fund II LP	July 18, 2016	-	753,858	1,009,750	0.72%
Thunder Investment Partners, LLC	November 2, 2018	-	2,080,000	2,080,000	1.47%
Tides Capital Gamma LP	November 30, 2018	-	1,000,000	869,987	0.62%
Tout, Inc. - New Preferred Shares	June 2, 2018	5,208,791	5,865,315	7,900,001	5.59%
Tout, Inc. - Promissory Note, 12.00%, 3/25/2020	February 4, 2019	1,200,000	1,200,000	2,945,763	2.08%
Walton Street Real Estate Fund VIII LP	May 24, 2017	-	575,197	658,293	0.47%
Waratek Ltd. - Promissory Note, 12.00%, 3/25/2021	March 25, 2019	150,000	150,000	150,000	0.11%
Waratek Ltd. - Series B-1 Shares	June 5, 2018	636,436	2,990,569	2,912,889	2.06%
Waratek Ltd. - Series B-2 Shares	December 28, 2017	756,826	3,696,940	3,730,593	2.64%
Waratek, Ltd. - Series B-1 Shares, Exercise Price 0.01 Euro, Expiration Date 01/22/2028	June 5, 2018	172,792	-	376,395	0.27%
Westgate at Powers, LLC, 10.50%, 6/21/2019	January 17, 2018	2,000,000	1,890,000	2,000,000	1.42%
WG Pitts Caribbean, LLC	October 12, 2018	-	426,040	426,036	0.30%
WG Pitts Caribbean, LLC - Promissory Note, 10.00%, 10/12/2020	October 12, 2018	2,000,000	1,573,960	1,573,960	1.11%
			$86,629,903	$100,827,045

Investments in Affiliated Issuers - An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain security shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of March 31, 2019 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

Security Description	Beginning balance January 1, 2019	Purchases	Sales Proceeds	Change in securities meeting the definition of an affiliated investment	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Tax Basis or Return of Capital Adjustments	Ending balance March 31, 2019	Investment Income
Brookwood SFL Investor Co-Investment Vehicle, LLC	$1,551,334	$-	$-	$-	$(48,851)	$-	$(28,524)	$1,473,959	$-
Clear Guide Medical, Inc. - Convertible Note, 10.00%, 1/6/2020	1,032,487	-	(780,000)	-	(282,487)	30,000	-	-	3,683
Clear Guide Medical, Inc. - Series A Preferred Stock(1)	3,802,700	-	-	-	-	-	-	3,802,700	-
Clear Guide Medical, Inc. - Series A-2 Preferred Stock(1)	724,389	-	-	-	-	-	-	724,389	-
Clear Guide Medical, Inc. - Series A-3 Preferred Stock(1)	688,328	835,394	-	-	316,074	-	-	1,839,796	-
Clearsense, LLC - Class C Preferred Shares	-	2,790,000	-	-	-	-	-	2,790,000	24,460
CM Funding, LLC(1)	2,050,000	-	-	-	-	-	(93,294)	1,956,706	52,115
Cygnus Property Fund V, LLC(1)	2,000,000	-	-	-	(38,272)	-	-	1,961,728	-
DSI Digital, LLC - Series A Convertible Preferred Units	3,000,000	-	-	-	-	-	-	3,000,000	73,971
Level ATI Holdco, LLC - Class A	2,385,261	-	-	-	-	-	-	2,385,261	-
Polara Builder II, LLC(1)	2,471,990	2,338,831	-	-	35,821	-	(35,821)	4,810,821	100,840
Rosebrook Opportunities Fund LP(1)	1,283,000	-	-	-	-	-	716,006	1,999,006	-
RS17 Rexburg Preferred LLC(1)	1,307,330	-	-	-	(30)	-	-	1,307,300	158,163
RRA Credit Opportunity Fund LP(1)	456,870	499,453	-	-	(35,408)	-	(20,191)	900,724	-
Schweizer RSG, LLC, Exercise Price $112.50, Expiration Date 1/22/2028	15,270	-	-	-	-	-	-	15,270	-
Tides Capital Gamma LP(1)	856,821	-	-	-	13,166	-	-	869,987	-
Thunder Investment Partners, LLC (1)	2,080,000	-	-	-	-	-	-	2,080,000	68,953
Tout, Inc. - New Preferred Shares	7,900,001	-	-	-	-	-	-	7,900,001	-
Waratek Ltd. - Series B-1 Shares	2,957,410	-	-	-	(44,521)	-	-	2,912,889	-
Waratek Ltd. - Series B-2 Shares	3,787,611	-	-	-	(57,018)	-	-	3,730,593	19,071
Waratek, Ltd. - Series B-1 Shares, Exercise Price 0.01 Euro, Expiration Date 01/22/2028	382,147	-	-	-	(5,752)	-	-	376,395	-
WG Pitts Caribbean, LLC(1)	426,036	-	-	-	-	-	-	426,036	-
	$41,158,985	$6,463,678	$(780,000)	$-	$(147,278)	$30,000	$538,176	$47,263,561	$501,256

(1)	Affiliated investments for which ownership exceeds 25% of the Investment Fund's Capital.

Federal Income Tax Information - At December 31, 2018, gross unrealized appreciation and depreciation on investments based on cost for federal income tax purposes were as follows:

Cost of investments	$104,842,783
Gross unrealized appreciation	$21,852,476
Gross unrealized depreciation	(11,107,274)
Net unrealized appreciation on investments	$10,745,202

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions and investments in partnerships.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wildermuth Endowment Fund

By:	/s/ Daniel Wildermuth
Daniel Wildermuth
Trustee, Chairman of the Board, President and Chief Executive Officer

Date:	May 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel Wildermuth
Daniel Wildermuth
Trustee, Chairman of the Board, President and Chief Executive Officer
(Principal Executive Officer)

Date:	May 28, 2019

By:	/s/ Gerard Scarpati
Gerard Scarpati
Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date:	May 28, 2019

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)